Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents		$ 15,331,271	$ 13,328,156
Accounts receivable		15,168,293	14,475,994
Prepayments and other current assets		2,070,580	3,286,579
Inventories		6,614,250	17,426,085
Total Current Assets		40,272,952	48,535,125
Non-current Assets
Property and equipment, net		446,809	676,646
Right of use assets, net		1,116,224	1,680,547
Deferred tax assets		4,600,277	2,749,408
Other non-current assets		1,193,753	1,264,969
Total Non-current Assets		7,357,063	6,371,570
Total Assets		47,630,015	54,906,695
Current Liabilities
Short-term loans		7,972,764	2,884,519
Accounts payable		2,475,389	3,647,682
Advance from customers		205,629	239,073
Income tax payable		2,686,826	4,887,126
Lease liabilities, current		771,196	761,904
Other payable and accrued expenses		3,203,256	2,680,306
Total Current Liabilities		17,416,718	15,652,953
Lease liabilities, noncurrent		214,485	1,003,943
Deferred tax liabilities			420,137
Long-term borrowings		2,180,694
Total Non-current Liabilities		23,122,082	27,838,163
Total Liabilities		40,538,800	43,491,116
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital		4,889,368	1,755,595
Statutory reserve		158,027	158,027
Retained earnings		2,042,805	9,462,217
Accumulated other comprehensive (loss) income		(3,924)	35,528
Total Shareholders’ Equity		7,091,215	11,415,579
Total Liabilities and Shareholders’ Equity		47,630,015	54,906,695
Related Party
Current Assets
Accounts receivable – related party		1,088,558
Amount due from related parties			18,311
Current Liabilities
Amount due to related parties		101,658	552,343
Amount due to related parties, non-current		20,726,903	26,414,083
Class A Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	2,487	2,487
Class B Ordinary Shares
Shareholders’ Equity
Ordinary shares value	[1]	$ 2,452	$ 1,725

[1]	Shares are presented on a retroactive basis to reflect the reverse recapitalization. (Note 1)